SUPPLEMENT
                                    dated
                                 July 8, 2002

                                    to the
                          USAA Life Insurance Company
              Variable Universal Life Insurance Policy Prospectus
                               Dated May 1, 2002

This information amends the USAA Life Insurance Company Variable Universal Life Insurance Policy Prospectus as follows.

    o  On page 3 the second bullet point is deleted and replaced with:

           o 18 investment options. (See "Investment Options" and the Fund prospectuses for a description of the Funds.)

    o On page 3 the paragraph beginning with "Please read this Prospectus carefully" is replaced with the following:

           Please read this Prospectus carefully and keep it for future reference. Your Prospectus and Policy may reflect variations required by the laws of your state. Defined terms used in this Prospectus appear at the beginning of this booklet.

           You may obtain, at any time, FREE copies of the prospectus, annual report or semi-annual report for any of the Funds by calling 1-800-531-2923.

       Please retain this Supplement for future reference.